Note 5 - Property and Equipment	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

Note 5. Property and Equipment

Property and equipment at December 31, 2014 and 2013 consists of the following (in thousands):

	2014	2013
Land and land improvements	$12,924	$11,887
Buildings and improvements	22,054	19,610
Machinery and equipment	8,559	3,088
Vehicles	493	455
Office furniture and fixtures	4,135	3,488
Construction in progress	2,961	2,591
	51,126	41,119
Less accumulated depreciation and amortization	(15,172)	(13,556)
Property and equipment, net	$35,954	$27,563